Acquisition of ElectraMeccanica (Tables)	6 Months Ended
Jun. 30, 2024
Business Combination, Asset Acquisition, and Joint Venture Formation [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed	The following table summarizes the acquisition of ElectraMeccanica on March 26, 2024 (in thousands):

Purchase consideration (1)	$(35,588)

Assets acquired
Cash and cash equivalents	$50,240
Restricted cash	1,115
Prepaid expenses and other current assets	1,539
Other non-current assets	1,736
Total identifiable assets acquired	$54,630

Liabilities assumed
Accounts payable	$(804)
Other current liabilities (2)	(1,903)
Other non-current liabilities (2)	(16,335)
Total liabilities assumed	$(19,042)

Net assets acquired and liabilities assumed	$35,588
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(1)As a result of the asset acquisition accounting, the transaction costs of $3.7 million associated with the acquisition are included in the costs of the assets acquired and allocated amongst qualifying assets using the relative fair value basis. The transaction costs primarily included financial advisor fees, accounting, and legal expenses.
(2)The Company assumed two lease facilities in connection with the ElectraMeccanica acquisition which are reflected in other current liabilities and other non-current liabilities of approximately $1.2 million and $16.0 million, respectively.